UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Mid-Cap Growth Fund
Class A:
PEEAX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$110	1.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.41%	8.82%	8.80%
Class A without sales charges	11.55%	10.06%	9.41%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	A
NASDAQ	PEEAX
CUSIP	74441C105
MF173EA

PGIM Jennison Mid-Cap Growth Fund
Class C:
PEGCX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$217	2.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.44%	9.13%	8.58%
Class C without sales charges	10.44%	9.13%	8.58%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	C
NASDAQ	PEGCX
CUSIP	74441C303
MF173EC

PGIM Jennison Mid-Cap Growth Fund
Class R:
JDERX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$133	1.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.40%	9.85%	9.20%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1) %
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R
NASDAQ	JDERX
CUSIP	74441C600
MF173ER

PGIM Jennison Mid-Cap Growth Fund
Class Z:
PEGZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$76	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF101EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.94%	10.43%	9.75%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	Z
NASDAQ	PEGZX
CUSIP	74441C808
MF101EZ

PGIM Jennison Mid-Cap Growth Fund
Class R2:
PEGEX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”)
for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$114	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.59%	10.04%	10.21% (12/27/2017)
Russell Midcap Growth Index	19.07%	10.50%	10.85%
Russell Midcap Index	20.16%	11.24%	9.69%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	13.80%

*The Fund has added this broad-based index in response to new r egulat
ory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month
-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R2
NASDAQ	PEGEX
CUSIP	74441C865
MF173ER2

PGIM Jennison Mid-Cap Growth Fund
Class R4:
PEGGX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”)
for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$88	0.83%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.84%	10.30%	10.49% (12/27/2017)
Russell Midcap Growth Index	19.07%	10.50%	10.85%
Russell Midcap Index	20.16%	11.24%	9.69%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	13.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception r eturns
for the Index are measured from
the
closest
month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R4
NASDAQ	PEGGX
CUSIP	74441C857
MF173ER4

PGIM Jennison Mid-Cap Growth Fund
Class R6:
PJGQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”)
for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$64	0.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.
MF173ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.13%	10.56%	9.93%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R6
NASDAQ	PJGQX
CUSIP	74441C881
MF173ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item	2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item	3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item	4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $25,440 and $24,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2024 and August 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PGIM Jennison Mid-Cap Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Mid-Cap Growth Fund	1
Notes to Financial Statements	19
Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of August 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 4.0%

BWX Technologies, Inc.	362,374	$37,324,522
HEICO Corp.	238,652	61,228,557

		98,553,079

Banks 1.6%

East West Bancorp, Inc.	475,146	39,945,524

Biotechnology 4.0%

Apellis Pharmaceuticals, Inc.*	266,926	10,383,421
Argenx SE (Netherlands), ADR*	34,799	18,002,219
Exact Sciences Corp.*	737,349	45,487,060
Natera, Inc.*	217,051	25,668,451

		99,541,151

Building Products 1.5%

Zurn Elkay Water Solutions Corp.	1,119,210	36,295,980

Capital Markets 1.1%

Houlihan Lokey, Inc.	47,732	7,475,786
LPL Financial Holdings, Inc.	87,737	19,682,918

		27,158,704

Commercial Services & Supplies 2.1%

GFL Environmental, Inc.	1,201,779	52,049,049

Communications Equipment 0.8%

Arista Networks, Inc.*	54,958	19,421,058

Construction & Engineering 1.1%

Quanta Services, Inc.	93,616	25,756,570

Construction Materials 1.7%

Martin Marietta Materials, Inc.	76,924	41,089,724

Consumer Finance 1.8%

Ally Financial, Inc.	1,047,248	45,230,641

Consumer Staples Distribution & Retail 2.2%

Performance Food Group Co.*	737,834	55,071,930

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 1

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 1.4%

AMETEK, Inc.	196,245	$33,567,707

Electronic Equipment, Instruments & Components 1.8%

Amphenol Corp. (Class A Stock)	289,913	19,554,632
Cognex Corp.	610,179	24,639,028

		44,193,660

Energy Equipment & Services 0.6%

Weatherford International PLC	129,673	13,607,885

Entertainment 1.9%

Take-Two Interactive Software, Inc.*	294,506	47,624,565

Financial Services 5.3%

Apollo Global Management, Inc.	414,553	47,976,218
Shift4 Payments, Inc. (Class A Stock)*	763,650	63,459,315
WEX, Inc.*	93,888	17,934,486

		129,370,019

Food Products 1.8%

Freshpet, Inc.*	328,143	44,627,448

Ground Transportation 2.3%

J.B. Hunt Transport Services, Inc.	153,564	26,597,285
Saia, Inc.*	79,209	29,769,118

		56,366,403

Health Care Equipment & Supplies 4.0%

Cooper Cos., Inc. (The)*	427,880	45,239,752
Dexcom, Inc.*	536,375	37,192,243
Insulet Corp.*	82,461	16,720,617

		99,152,612

Hotels, Restaurants & Leisure 7.1%

Churchill Downs, Inc.	348,677	48,455,643
Domino’s Pizza, Inc.	102,451	42,436,229
Hilton Worldwide Holdings, Inc.	213,044	46,792,984
Texas Roadhouse, Inc.	216,567	36,545,681

		174,230,537

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables 1.3%

Lennar Corp. (Class A Stock)	181,858	$33,109,068

Independent Power & Renewable Electricity Producers 0.8%

Vistra Corp.	215,802	18,435,965

Insurance 0.9%
Ryan Specialty Holdings, Inc.	357,057	23,076,594

Interactive Media & Services 2.0%
Pinterest, Inc. (Class A Stock)*	1,531,255	49,061,410

IT Services 3.6%
Gartner, Inc.*	97,942	48,183,546
Globant SA*	205,035	41,466,279

		89,649,825

Life Sciences Tools & Services 4.9%
Agilent Technologies, Inc.	121,561	17,373,498
Avantor, Inc.*	1,580,046	40,828,389
ICON PLC*	95,188	30,656,247
Illumina, Inc.*	232,530	30,554,442

		119,412,576

Machinery 1.7%
Xylem, Inc.	307,301	42,263,107

Media 2.5%
Trade Desk, Inc. (The) (Class A Stock)*	584,582	61,106,356

Oil, Gas & Consumable Fuels 3.0%
Cheniere Energy, Inc.	286,858	53,143,313
Permian Resources Corp.	1,524,699	21,711,714

		74,855,027

Personal Care Products 1.4%
elf Beauty, Inc.*	231,447	34,668,446

Professional Services 1.7%
KBR, Inc.	609,167	42,251,823

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 3

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development 3.3%

CBRE Group, Inc. (Class A Stock)*	373,909	$43,051,883
CoStar Group, Inc.*	493,524	38,149,405

		81,201,288

Semiconductors & Semiconductor Equipment 6.6%

Entegris, Inc.	238,416	27,625,262
Marvell Technology, Inc.	654,351	49,887,720
Microchip Technology, Inc.	426,146	35,012,155
Monolithic Power Systems, Inc.	18,306	17,110,252
Universal Display Corp.	165,533	32,067,053

		161,702,442

Software 9.8%

Cadence Design Systems, Inc.*	79,011	21,248,428
Crowdstrike Holdings, Inc. (Class A Stock)*	137,639	38,164,542
CyberArk Software Ltd.*	163,059	46,755,538
Datadog, Inc. (Class A Stock)*	456,289	53,048,159
HubSpot, Inc.*	79,045	39,448,988
Procore Technologies, Inc.*	247,097	14,645,439
PTC, Inc.*	154,062	27,590,964

		240,902,058

Specialty Retail 4.0%

Burlington Stores, Inc.*	257,434	69,054,096
O’Reilly Automotive, Inc.*	26,071	29,459,448

		98,513,544

Textiles, Apparel & Luxury Goods 1.6%

On Holding AG (Switzerland) (Class A Stock)*	838,383	39,387,233

Trading Companies & Distributors 1.1%

Watsco, Inc.	55,552	26,410,532

TOTAL LONG-TERM INVESTMENTS
(cost $1,807,815,920)		2,418,861,540

See Notes to Financial Statements.

Description	Shares	Value

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $43,601,356)(wb)	43,601,356	$43,601,356

TOTAL INVESTMENTS 100.1% (cost $1,851,417,276)		2,462,462,896

Liabilities in excess of other assets (0.1)%		(2,250,112)

NET ASSETS 100.0%		$2,460,212,784

Below is a list of the abbreviation(s) used in the annual report:

 ADR—American Depositary Receipt

 SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$98,553,079	$—	$—
Banks	39,945,524	—	—
Biotechnology	99,541,151	—	—
Building Products	36,295,980	—	—
Capital Markets	27,158,704	—	—
Commercial Services & Supplies	52,049,049	—	—
Communications Equipment	19,421,058	—	—
Construction & Engineering	25,756,570	—	—
Construction Materials	41,089,724	—	—
Consumer Finance	45,230,641	—	—
Consumer Staples Distribution & Retail	55,071,930	—	—
Electrical Equipment	33,567,707	—	—

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 5

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$44,193,660	$—	$—
Energy Equipment & Services	13,607,885	—	—
Entertainment	47,624,565	—	—
Financial Services	129,370,019	—	—
Food Products	44,627,448	—	—
Ground Transportation	56,366,403	—	—
Health Care Equipment & Supplies	99,152,612	—	—
Hotels, Restaurants & Leisure	174,230,537	—	—
Household Durables	33,109,068	—	—
Independent Power & Renewable Electricity Producers	18,435,965	—	—
Insurance	23,076,594	—	—
Interactive Media & Services	49,061,410	—	—
IT Services	89,649,825	—	—
Life Sciences Tools & Services	119,412,576	—	—
Machinery	42,263,107	—	—
Media	61,106,356	—	—
Oil, Gas & Consumable Fuels	74,855,027	—	—
Personal Care Products	34,668,446	—	—
Professional Services	42,251,823	—	—
Real Estate Management & Development	81,201,288	—	—
Semiconductors & Semiconductor Equipment	161,702,442	—	—
Software	240,902,058	—	—
Specialty Retail	98,513,544	—	—
Textiles, Apparel & Luxury Goods	39,387,233	—	—
Trading Companies & Distributors	26,410,532	—	—
Short-Term Investment
Affiliated Mutual Fund	43,601,356	—	—

Total	$2,462,462,896	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2024 were as follows:

Software	9.8%
Hotels, Restaurants & Leisure	7.1
Semiconductors & Semiconductor Equipment	6.6
Financial Services	5.3
Life Sciences Tools & Services	4.9
Biotechnology	4.0
Health Care Equipment & Supplies	4.0
Aerospace & Defense	4.0
Specialty Retail	4.0

IT Services	3.6%
Real Estate Management & Development	3.3
Oil, Gas & Consumable Fuels	3.0
Media	2.5
Ground Transportation	2.3
Consumer Staples Distribution & Retail	2.2
Commercial Services & Supplies	2.1
Interactive Media & Services	2.0
Entertainment	1.9

See Notes to Financial Statements.

Industry Classification (continued):

Consumer Finance	1.8%
Food Products	1.8
Electronic Equipment, Instruments & Components	1.8
Affiliated Mutual Fund	1.8
Machinery	1.7
Professional Services	1.7
Construction Materials	1.7
Banks	1.6
Textiles, Apparel & Luxury Goods	1.6
Building Products	1.5
Personal Care Products	1.4
Electrical Equipment	1.4
Household Durables	1.3

Capital Markets	1.1%
Trading Companies & Distributors	1.1
Construction & Engineering	1.1
Insurance	0.9
Communications Equipment	0.8
Independent Power & Renewable Electricity Producers	0.8
Energy Equipment & Services	0.6

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 7

Statement of Assets and Liabilities

as of August 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $1,807,815,920)	$2,418,861,540
Affiliated investments (cost $43,601,356)	43,601,356
Receivable for Fund shares sold	1,652,323
Dividends receivable	548,773
Tax reclaim receivable	17,763
Prepaid expenses	71

Total Assets	2,464,681,826

Liabilities

Payable for Fund shares purchased	2,644,597
Management fee payable	1,140,297
Transfer agent’s fees and expenses payable	225,723
Distribution fee payable	224,738
Accrued expenses and other liabilities	164,490
Affiliated transfer agent fee payable	62,503
Directors’ fees payable	6,694

Total Liabilities	4,469,042

Net Assets	$2,460,212,784

Net assets were comprised of:
Common stock, at par	$129,701
Paid-in capital in excess of par	1,729,312,622
Total distributable earnings (loss)	730,770,461

Net assets, August 31, 2024	$2,460,212,784

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($739,129,698 ÷ 48,705,329 shares of common stock issued and outstanding)	$15.18
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$16.06

Class C

Net asset value, offering price and redemption price per share,
($10,129,690 ÷ 505,883 shares of common stock issued and outstanding)	$20.02

Class R

Net asset value, offering price and redemption price per share,
($81,478,835 ÷ 6,513,856 shares of common stock issued and outstanding)	$12.51

Class Z

Net asset value, offering price and redemption price per share,
($625,973,208 ÷ 29,409,215 shares of common stock issued and outstanding)	$21.28

Class R2

Net asset value, offering price and redemption price per share,
($4,200,365 ÷ 197,388 shares of common stock issued and outstanding)	$21.28

Class R4

Net asset value, offering price and redemption price per share,
($37,242,179 ÷ 1,698,856 shares of common stock issued and outstanding)	$21.92

Class R6

Net asset value, offering price and redemption price per share,
($962,058,809 ÷ 42,670,419 shares of common stock issued and outstanding)	$22.55

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 9

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $10,588 foreign withholding tax)	$9,699,512
Affiliated dividend income	2,687,974
Income from securities lending, net (including affiliated income of $310,447)	310,861

Total income	12,698,347

Expenses
Management fee	13,369,894
Distribution fee(a)	2,960,700
Shareholder servicing fees(a)	35,433
Transfer agent’s fees and expenses (including affiliated expense of $378,361)(a)	2,131,742
Shareholders’ reports	161,466
Registration fees(a)	146,993
Custodian and accounting fees	146,563
Professional fees	52,624
Directors’ fees	43,364
Audit fee	25,440
Miscellaneous	49,278

Total expenses	19,123,497
Less: Fee waiver and/or expense reimbursement(a)	(24,414)
Distribution fee waiver(a)	(211,174)

Net expenses	18,887,909

Net investment income (loss)	(6,189,562)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $203,646)	134,790,748
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(176,728))	136,887,352

Net gain (loss) on investment transactions	271,678,100

Net Increase (Decrease) In Net Assets Resulting From Operations	$265,488,538

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,217,317	101,052	633,522	—	8,809	—	—
Shareholder servicing fees	—	—	—	—	3,524	31,909	—
Transfer agent’s fees and expenses	1,101,559	26,428	130,881	775,061	6,881	49,218	41,714
Registration fees	28,608	21,008	12,225	35,375	8,427	8,926	32,424
Fee waiver and/or expense reimbursement	—	—	—	—	(10,432)	(13,982)	—
Distribution fee waiver	—	—	(211,174)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,189,562)	$(8,288,011)
Net realized gain (loss) on investment transactions	134,790,748	76,851,694
Net change in unrealized appreciation (depreciation) on investments	136,887,352	178,231,787

Net increase (decrease) in net assets resulting from operations	265,488,538	246,795,470

Dividends and Distributions
Distributions from distributable earnings
Class A	(31,581,817)	(13,462,342)
Class C	(325,753)	(138,596)
Class R	(4,431,988)	(1,866,862)
Class Z	(18,997,852)	(7,166,248)
Class R2	(103,422)	(16,516)
Class R4	(827,780)	(282,910)
Class R6	(22,527,625)	(7,682,402)

	(78,796,237)	(30,615,876)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	538,622,417	358,855,839
Net asset value of shares issued in reinvestment of dividends and distributions	74,953,002	29,165,538
Cost of shares purchased	(518,688,493)	(473,461,801)

Net increase (decrease) in net assets from Fund share transactions	94,886,926	(85,440,424)

Total increase (decrease)	281,579,227	130,739,170

Net Assets:

Beginning of year	2,178,633,557	2,047,894,387

End of year	$2,460,212,784	$2,178,633,557

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 11

Financial Highlights

Class A Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.21	$12.85	$23.79	$25.32	$29.35
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.08)	(0.11)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investment transactions	1.66	1.68	(3.99)	8.28	4.84
Total from investment operations	1.59	1.60	(4.10)	8.13	4.74
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$15.18	$14.21	$12.85	$23.79	$25.32
Total Return(b):	11.55%	12.63%	(23.87)%	38.68%	21.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$739,130	$748,452	$755,816	$1,126,764	$925,117
Average net assets (000)	$739,106	$734,728	$925,727	$1,056,327	$867,188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04%	1.07%	1.05%	1.03%	1.06%
Expenses before waivers and/or expense reimbursement	1.04%	1.07%	1.05%	1.03%	1.06%
Net investment income (loss)	(0.50)%	(0.63)%	(0.69)%	(0.65)%	(0.42)%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares

	Year Ended August 31,

	2024	2023	2022(a)	2021(a)	2020(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Year	$18.74	$17.02	$29.48	$54.12	$79.08
Income (loss) from investment operations:
Net investment income (loss)	(0.29)	(0.27)	(0.33)	(0.48)	(0.60)
Net realized and unrealized gain (loss) on investment transactions	2.19	2.23	(5.29)	14.48	10.72
Total from investment operations	1.90	1.96	(5.62)	14.00	10.12
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(38.64)	(35.08)
Net asset value, end of year	$20.02	$18.74	$17.02	$29.48	$54.12
Total Return(c):	10.44%	11.64%	(24.54)%	37.57%	20.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,130	$9,936	$10,966	$17,586	$29,633
Average net assets (000)	$10,105	$10,180	$13,699	$22,913	$34,773
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.06%	1.99%	1.91%	1.79%	1.76%
Expenses before waivers and/or expense reimbursement	2.06%	1.99%	1.91%	1.79%	1.76%
Net investment income (loss)	(1.52)%	(1.56)%	(1.55)%	(1.39)%	(1.10)%
Portfolio turnover rate(e)	61%	38%	51%	71%	58%

(a)

The Fund had a 4-for-1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. The net asset value reported at the original dates prior to the reverse stock split were $7.37 and $13.53 for the years ended August 31, 2021 and 2020, respectively.

(b)	Calculated based on average shares outstanding during the year.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 13

Financial Highlights (continued)

Class R Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.84	$10.77	$21.09	$23.41	$27.83
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.09)	(0.13)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investment transactions	1.38	1.40	(3.35)	7.52	4.48
Total from investment operations	1.29	1.31	(3.48)	7.34	4.35
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$12.51	$11.84	$10.77	$21.09	$23.41
Total Return(b):	11.40%	12.37%	(24.05)%	38.38%	21.56%

Ratios/Supplemental Data:
Net assets, end of year (000)	$81,479	$87,966	$91,437	$139,403	$124,024
Average net assets (000)	$84,470	$85,193	$111,055	$135,345	$121,955
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	1.25%	1.26%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.51%	1.50%	1.51%	1.49%	1.51%
Net investment income (loss)	(0.72)%	(0.82)%	(0.90)%	(0.86)%	(0.61)%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.62	$17.59	$29.94	$29.67	$32.84
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.05)	(0.08)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	2.32	2.32	(5.43)	10.02	5.62
Total from investment operations	2.28	2.27	(5.51)	9.93	5.60
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$21.28	$19.62	$17.59	$29.94	$29.67
Total Return(b):	11.94%	13.04%	(23.64)%	39.12%	22.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$625,973	$595,557	$564,177	$845,309	$771,068
Average net assets (000)	$618,082	$556,388	$682,445	$829,228	$896,694
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72%	0.73%	0.71%	0.70%	0.74%
Expenses before waivers and/or expense reimbursement	0.72%	0.73%	0.71%	0.70%	0.74%
Net investment income (loss)	(0.18)%	(0.29)%	(0.36)%	(0.32)%	(0.08)%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 15

Financial Highlights (continued)

Class R2 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.68	$17.71	$30.19	$29.94	$33.15
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.12)	(0.16)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	2.33	2.33	(5.48)	10.13	5.68
Total from investment operations	2.22	2.21	(5.64)	9.91	5.56
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$21.28	$19.68	$17.71	$30.19	$29.94
Total Return(b):	11.59%	12.60%	(23.92)%	38.60%	21.74%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,200	$1,858	$1,269	$1,851	$650
Average net assets (000)	$3,524	$1,402	$1,523	$1,050	$562
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.38%	1.56%	1.63%	1.98%	3.70%
Net investment income (loss)	(0.53)%	(0.64)%	(0.72)%	(0.75)%	(0.45)%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.21	$18.13	$30.68	$30.24	$33.33
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.07)	(0.10)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	2.39	2.39	(5.61)	10.24	5.77
Total from investment operations	2.33	2.32	(5.71)	10.10	5.68
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$21.92	$20.21	$18.13	$30.68	$30.24
Total Return(b):	11.84%	12.92%	(23.74)%	38.90%	22.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$37,242	$26,663	$20,254	$1,810	$1,088
Average net assets (000)	$31,909	$23,220	$17,358	$1,421	$531
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.87%	0.87%	0.88%	1.50%	3.58%
Net investment income (loss)	(0.29)%	(0.40)%	(0.46)%	(0.47)%	(0.33)%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 17

Financial Highlights (continued)

Class R6 Shares

	Year Ended August 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.72	$18.54	$31.16	$30.52	$33.50
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.03)	(0.05)	(0.06)	0.01
Net realized and unrealized gain (loss) on investment transactions	2.46	2.45	(5.73)	10.36	5.78
Total from investment operations	2.45	2.42	(5.78)	10.30	5.79
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)	(0.24)	(6.84)	(9.66)	(8.77)
Net asset value, end of year	$22.55	$20.72	$18.54	$31.16	$30.52
Total Return(b):	12.13%	13.18%	(23.57)%	39.27%	22.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$962,059	$708,201	$603,976	$878,037	$682,514
Average net assets (000)	$852,785	$633,368	$736,358	$789,403	$640,757
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	0.60%	0.60%	0.59%	0.60%
Expenses before waivers and/or expense reimbursement	0.60%	0.60%	0.60%	0.59%	0.60%
Net investment income (loss)	(0.06)%	(0.17)%	(0.24)%	(0.21)%	0.04%
Portfolio turnover rate(d)	61%	38%	51%	71%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Jennison Mid-Cap Growth Fund 19

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or

PGIM Jennison Mid-Cap Growth Fund 21

Notes to Financial Statements (continued)

loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $1 billion;	0.57%
0.55% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

Z	—

R2	1.08

R4	0.83

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Mid-Cap Growth Fund 23

Notes to Financial Statements (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2024 to limit such expenses. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the year ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$166,558	$274
C	—	380

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2024, brokerage commissions recaptured under these agreements was $52,687.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$1,389,626,632	$1,390,625,111

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2024, is presented as follows:

PGIM Jennison Mid-Cap Growth Fund 25

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wb)

$ 43,356,511	$ 552,718,814	$ 552,473,969	$ —	$ —	$43,601,356	43,601,356	$2,687,974

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wb)

200,564,272	606,466,798	807,057,988	(176,728)	203,646	—	—	310,447	(2)

$243,920,783	$1,159,185,612	$1,359,531,957	$(176,728)	$203,646	$43,601,356		$2,998,421

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to a net operating loss.

For the year ended August 31, 2024, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

$7,734,959	$(7,734,959)

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$—	$78,796,237	$—	$78,796,237

For the year ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$—	$30,615,876	$—	$30,615,876

For the year ended August 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$—	$131,701,863

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,860,128,251	$674,761,760	$(72,427,115)	$602,334,645

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2025).

Qualified Late-Year Losses	Post-October Capital Losses

$3,266,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within

PGIM Jennison Mid-Cap Growth Fund 27

Notes to Financial Statements (continued)

12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares

A	345,000,000

B	5,000,000

C	25,000,000

R	125,000,000

Z	800,000,000

T	100,000,000

R2	100,000,000

R4	100,000,000

R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	7,303	0.1%

R4	888	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	40.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended August 31, 2024:
Shares sold	3,046,614	$43,774,272
Shares issued in reinvestment of dividends and distributions	2,215,738	30,488,551
Shares purchased	(9,145,227)	(131,930,677)
Net increase (decrease) in shares outstanding before conversion	(3,882,875)	(57,667,854)
Shares issued upon conversion from other share class(es)	177,411	2,537,958
Shares purchased upon conversion into other share class(es)	(271,053)	(3,922,426)
Net increase (decrease) in shares outstanding	(3,976,517)	$(59,052,322)

Year ended August 31, 2023:
Shares sold	3,006,850	$40,124,144
Shares issued in reinvestment of dividends and distributions	1,008,087	12,984,167
Shares purchased	(10,019,421)	(131,865,922)
Net increase (decrease) in shares outstanding before conversion	(6,004,484)	(78,757,611)
Shares issued upon conversion from other share class(es)	200,911	2,641,257
Shares purchased upon conversion into other share class(es)	(353,713)	(4,656,410)
Net increase (decrease) in shares outstanding	(6,157,286)	$(80,772,764)

Class C
Year ended August 31, 2024:
Shares sold	97,824	$1,849,385
Shares issued in reinvestment of dividends and distributions	17,557	321,122
Shares purchased	(89,371)	(1,704,719)
Net increase (decrease) in shares outstanding before conversion	26,010	465,788
Shares purchased upon conversion into other share class(es)	(50,473)	(959,951)
Net increase (decrease) in shares outstanding	(24,463)	$(494,163)

Year ended August 31, 2023:
Shares sold	110,861	$1,944,585
Shares issued in reinvestment of dividends and distributions	7,988	136,598
Shares purchased	(162,084)	(2,843,478)
Net increase (decrease) in shares outstanding before conversion	(43,235)	(762,295)
Shares purchased upon conversion into other share class(es)	(70,689)	(1,228,849)
Net increase (decrease) in shares outstanding	(113,924)	$(1,991,144)

Class R
Year ended August 31, 2024:
Shares sold	699,484	$8,354,770
Shares issued in reinvestment of dividends and distributions	390,136	4,431,948
Shares purchased	(2,004,033)	(24,104,208)
Net increase (decrease) in shares outstanding	(914,413)	$(11,317,490)

PGIM Jennison Mid-Cap Growth Fund 29

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	945,679	$10,449,512
Shares issued in reinvestment of dividends and distributions	173,660	1,866,846
Shares purchased	(2,184,378)	(23,797,060)
Net increase (decrease) in shares outstanding	(1,065,039)	$(11,480,702)

Class Z
Year ended August 31, 2024:
Shares sold	6,645,638	$132,480,085
Shares issued in reinvestment of dividends and distributions	941,652	18,126,804
Shares purchased	(8,606,702)	(173,622,171)
Net increase (decrease) in shares outstanding before conversion	(1,019,412)	(23,015,282)
Shares issued upon conversion from other share class(es)	180,322	3,631,806
Shares purchased upon conversion into other share class(es)	(107,711)	(2,132,006)
Net increase (decrease) in shares outstanding	(946,801)	$(21,515,482)

Year ended August 31, 2023:
Shares sold	6,519,766	$119,776,686
Shares issued in reinvestment of dividends and distributions	385,645	6,845,208
Shares purchased	(8,467,651)	(152,405,071)
Net increase (decrease) in shares outstanding before conversion	(1,562,240)	(25,783,177)
Shares issued upon conversion from other share class(es)	260,420	4,725,662
Shares purchased upon conversion into other share class(es)	(415,008)	(7,585,460)
Net increase (decrease) in shares outstanding	(1,716,828)	$(28,642,975)

Class R2
Year ended August 31, 2024:
Shares sold	129,468	$2,576,656
Shares issued in reinvestment of dividends and distributions	5,359	103,422
Shares purchased	(31,829)	(649,681)
Net increase (decrease) in shares outstanding	102,998	$2,030,397

Year ended August 31, 2023:
Shares sold	48,430	$887,304
Shares issued in reinvestment of dividends and distributions	925	16,516
Shares purchased	(26,621)	(489,711)
Net increase (decrease) in shares outstanding	22,734	$414,109

Share Class	Shares	Amount

Class R4
Year ended August 31, 2024:
Shares sold	691,318	$14,371,335
Shares issued in reinvestment of dividends and distributions	4,392	87,133
Shares purchased	(316,185)	(6,594,551)
Net increase (decrease) in shares outstanding	379,525	$7,863,917

Year ended August 31, 2023:
Shares sold	348,957	$6,452,092
Shares issued in reinvestment of dividends and distributions	1,239	22,665
Shares purchased	(147,902)	(2,786,372)
Net increase (decrease) in shares outstanding	202,294	$3,688,385

Class R6
Year ended August 31, 2024:
Shares sold	15,847,404	$335,215,914
Shares issued in reinvestment of dividends and distributions	1,050,271	21,394,022
Shares purchased	(8,446,110)	(180,082,486)
Net increase (decrease) in shares outstanding before conversion	8,451,565	176,527,450
Shares issued upon conversion from other share class(es)	51,339	1,088,858
Shares purchased upon conversion into other share class(es)	(11,398)	(244,239)
Net increase (decrease) in shares outstanding	8,491,506	$177,372,069

Year ended August 31, 2023:
Shares sold	9,254,008	$179,221,516
Shares issued in reinvestment of dividends and distributions	389,404	7,293,538
Shares purchased	(8,352,690)	(159,274,187)
Net increase (decrease) in shares outstanding before conversion	1,290,722	27,240,867
Shares issued upon conversion from other share class(es)	325,992	6,299,434
Shares purchased upon conversion into other share class(es)	(10,115)	(195,634)
Net increase (decrease) in shares outstanding	1,606,599	$33,344,667

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Jennison Mid-Cap Growth Fund 31

Notes to Financial Statements (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended August 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

PGIM Jennison Mid-Cap Growth Fund 33

Notes to Financial Statements (continued)

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector such as the information technology and industrials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

PGIM Jennison Mid-Cap Growth Fund 35

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Jennison Mid-Cap Growth Fund, Inc. and Shareholders of PGIM Jennison Mid-Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2020 and the financial highlights for each of the periods ended on or prior to August 31, 2020 (not presented herein, other than the financial highlights, prior to the reflection of the reverse stock split as described in Note 7) were audited by other auditors whose report dated October 15, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

We also have audited the adjustments to the financial highlights for the year ended August 31, 2020 to reflect the reverse stock split, as described in Note 7. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2020 financial statements and financial highlights of the Fund other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2020 financial statements and financial highlights taken as a whole.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
October 22, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Mid-Cap Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28-and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

1  PGIM Jennison Mid-Cap Growth Fund is the sole series of Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

PGIM Jennison Mid-Cap Growth Fund

Approval of Advisory Agreements (continued)

existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively

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determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period, and underperformed over the remaining periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual fund operating expenses to exceed 1.08% for Class R2 shares and 0.83% for Class R4 shares through December 31, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Mid-Cap Growth Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 22, 2024